Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	6.79
Maximum Aggregate Offering Price	$ 67,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,395.49
Offering Note	Represents 10,000,000 shares of the registrant’s common stock, par value $0.001 per share, reserved for issuance under the Fundamental Global Inc. 2021 Equity Incentive Plan, as amended (the “2021 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the 2021 Plan by reason of any stock dividend, stock split, recapitalization or similar transaction.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the registrant’s common stock on The Nasdaq Stock Market on September 16, 2025 ($6.79 per share).All previously registered shares under prior registration statements on Form S-8 with respect to the 2021 Plan were deregistered pursuant to post-effective amendments filed with the Securities and Exchange Commission. Accordingly, this Registration Statement registers the full amount of shares authorized under the amended 2021 Plan.